Cash - Schedule of Total Cash Outflow for Lease (Details)	12 Months Ended
	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)	Dec. 31, 2022 MYR (RM)
Schedule of Total Cash Outflow for Lease [Abstract]
Within financing cash flows	RM (593,136)	$ (132,708)	RM (286,014)	RM (79,772)